Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income before income taxes	$ 12,098	$ 1,997	$ (3,665)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(4,114)	(679)	1,247
Tax benefits from the deduction of interest on capital distribution	604	16
Different jurisdictional tax rates for companies abroad	355	669	(157)
Brazilian income taxes on income of companies incorporated outside Brazil	(41)	(70)	(320)
Tax incentives	75	169	51
Tax loss carryforwards (unrecognized tax losses)	(484)	(146)	(265)
Non-taxable income (non-deductible expenses), net	(824)	(488)	(1,080)
Tax settlement programs		(1,373)
Agreement with US authorities	(293)
Others	38	74	(160)
Income taxes expense	(4,684)	(1,828)	(684)
Deferred income taxes	(764)	(467)	913
Current income taxes	(3,920)	(1,361)	(1,597)
Income taxes benefit (expense)	$ (4,684)	$ (1,828)	$ (684)
Effective tax rate of income taxes	38.70%	91.50%	(18.70%)